RIGHT-OF-USE ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation included in inventory	$ 500	$ 500	$ 500
Depreciation charges	3,374	3,664	2,565
Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 5,027	4,663	3,860
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	13 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges	$ 2,094	2,380	1,781
Buildings | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 5,027	$ 4,663		$ 8,600
Buildings | DSP Facility At Pivot Park, OSS
Disclosure of quantitative information about right-of-use assets [line items]
Additions			$ 14,600